Property and equipment, net (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 23,014	¥ 164,749	¥ 165,362